CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of contingent liabilities [text block]
	2019 £m	2018 £m
Contingent liabilities
Acceptances and endorsements	74	194
Other:
Other items serving as direct credit substitutes	366	632
Performance bonds and other transaction-related contingencies	2,454	2,425
	2,820	3,057
Total contingent liabilities	2,894	3,251

Disclosure of commitments [text block]
	2019 £m	2018 £m
Commitments and guarantees
Documentary credits and other short-term trade-related transactions	–	1
Forward asset purchases and forward deposits placed	189	731
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	12,684	11,594
Other commitments and guarantees	85,735	85,060
	98,419	96,654
1 year or over original maturity	34,945	37,712
Total commitments and guarantees	133,553	135,098